Benefit Plans (Tables)	6 Months Ended
Jun. 27, 2021
Retirement Benefits [Abstract]
Summary of Components of Net Periodic Benefit Cost for the Defined Benefit Pension Plan
The following summarizes the components of net periodic benefit cost for the defined benefit pension plan:

	For the thirteen weeks ended		For the twenty-six weeks ended
	June 27, 2021	June 28, 2020	June 27, 2021	June 28, 2020
Components of Expense
Service cost	$36	$40	$72	$80
Interest cost	38	48	76	96
Expected return on plan assets	(61)	(64)	(122)	(128)
Amortization of net loss	5	—	10	—

Net periodic benefit cost	$18	$24	$36	$48